Cash	12 Months Ended
Dec. 31, 2022
Cash [Abstract]
Cash
3.	Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	2022	2021
	In thousands of USD
RMB	$22,597	$16,844
HKD	1	1
USD	1	-
Total	$22,599	$16,845